CONSOLIDATED STATEMENTS OF CHANGE IN SHARE HOLDERS EQUITY - USD ($) $ in Millions	Total	Common Stock	Premium on Common Stock and Other Capital Surplus	AOCI Tenneco, Inc	Retained Earnings (Accumulated Deficit)	Less - Common Stock Held as Treasury Stock, at Cost	Noncontrolling Interests
Beginning balance (in shares) at Dec. 31, 2014		64,454,248				3,244,692
Beginning balance at Dec. 31, 2014		$ 1	$ 3,059	$ (545)	$ (1,697)	$ 323	$ 40
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Premium on common stock issued pursuant to benefit plans			22
Other comprehensive gain (loss)	$ (124)			(120)			(4)
Issued pursuant to benefit plans (in shares)		335,766
Net income							22
Net income attributable to Tenneco Inc.	241				241
Purchase of common stock through stock repurchase program (in shares)						4,228,633
Other comprehensive loss							(3)
Purchase of common stock through stock repurchase program						$ 213
Stock options exercised (in shares)		277,118
Dividends declared							(20)
Ending balance (in shares) at Dec. 31, 2015		65,067,132				7,473,325
Ending balance at Dec. 31, 2015	464	$ 1	3,081	(665)	(1,456)	$ 536	39
Total Tenneco Inc. shareholders' equity	425
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Premium on common stock issued pursuant to benefit plans			17
Other comprehensive gain (loss)	(4)						(4)
Issued pursuant to benefit plans (in shares)		292,514
Net income							32
Net income attributable to Tenneco Inc.	356				356
Purchase of common stock through stock repurchase program (in shares)						4,182,613
Other comprehensive loss							(2)
Purchase of common stock through stock repurchase program						$ 225
Stock options exercised (in shares)		532,284
Dividends declared							(22)
Ending balance (in shares) at Dec. 31, 2016		65,891,930				11,655,938
Ending balance at Dec. 31, 2016	620	$ 1	3,098	(665)	(1,100)	$ 761	47
Total Tenneco Inc. shareholders' equity	573
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Premium on common stock issued pursuant to benefit plans			14
Other comprehensive gain (loss)	126			124			2
Issued pursuant to benefit plans (in shares)		34,760
Net income							31
Net income attributable to Tenneco Inc.	207				207
Purchase of common stock through stock repurchase program (in shares)						2,936,950
Restricted shares forfeited (in shares)		(126,682)
Other comprehensive loss							(1)
Cash dividends declared					(53)
Purchase of common stock through stock repurchase program						$ 169
Stock options exercised (in shares)		233,501
Dividends declared							(31)
Ending balance (in shares) at Dec. 31, 2017		66,033,509				14,592,888
Ending balance at Dec. 31, 2017	742	$ 1	$ 3,112	$ (541)	$ (946)	$ 930	$ 46
Total Tenneco Inc. shareholders' equity	$ 696